Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Current Assets
Cash (Note 17)	$ 13,447	$ 4,053	$ 2,547
Amounts receivable (Note 13)	460	547	470
Prepaid and other assets (Note 14)	332	78	91
Inventory (Note 16)	1,179	726	393
Current assets	15,418	5,404	3,501
Property, plant and equipment (Note 6)	2,482	1,738	1,285
Mineral properties and deferred exploration (Note 5)	38,618	30,997	23,859
Assets	56,518	38,139	28,645
Current Liabilities
Trade, other payables and accrued liabilities (Notes 15)	5,263	4,950	4,737
Convertible loan (Note 24)			1,452
Gold bullion loans (Note 22)			3,757
Derivatives in gold bullion loans (Note 22)			977
Convertible debentures (Note 25)		5,089
Derivative warrant liabilities (Note 26)	2,149	551
Current liabilities	7,412	10,590	10,923
Derivative warrant liabilities			3,371
Asset Retirement Obligation (Note 20)	2,681	2,680	554
Liabilities	10,093	13,270	14,848
Shareholders’ equity
Share capital (Note 7)	158,129	135,100	108,218
Share based payment reserve (Note 9)	5,680	2,748	6,413
Warrants reserve (Note 8)	1,606	728	728
Accumulated deficit	(117,457)	(113,453)	(101,986)
Equity attributable to owners of the Company	47,958	25,123	13,373
Non-controlling interests (Note 21)	(1,533)	(254)	424
Total shareholders’ equity	46,425	24,869	13,797
Total Shareholders' Equity and Liabilities	$ 56,518	$ 38,139	$ 28,645